Debt Obligations - Activity (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Line Of Credit Facility [Roll Forward]
Beginning Balance		$ 14,625
Borrowings		20,746	$ 8,713
Repayments		(14,758)	(5,899)
Ending Balance	$ 20,613		14,625
Revolving Credit Facility
Line Of Credit Facility [Roll Forward]
Beginning Balance	20,613	14,625	11,811
Borrowings		20,746	8,713
Repayments		(14,758)	(5,899)
Ending Balance	20,613	20,613	14,625
Amortization of deferred financing costs	$ 0	$ 0	$ 0